Note 12 - Financial Instruments and Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of fair value measurement of assets [text block]
	Year ended December 31, 2019
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$72,360	$-	$-	$72,360
Investments (Note 5) (1)	1,408	-	-	1,408
	$73,768	$-	$-	$73,768
	Year ended December 31, 2018
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$130,180	$-	$-	$130,180
Investments (Note 5) (1)	1,742	39	-	1,781
	$131,922	$39	$-	$131,961